IMPAIRMENT OF ASSETS (Details) - Cash-generating units [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Opening balance	$ 180,209	$ 106,131
Impairment loss recognized in profit or loss	62,701	79,346
Reversal of impairment loss in profit or loss	(6,171)	(90)
Increase (Decrease) in foreign exchange currency on translation	(17,975)	(5,178)
Closing balance	$ 218,764	$ 180,209